SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	2 Months Ended	8 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Income (Loss) Attributable to Parent, Total	$ 1,500	$ 97
Working Capital Deficit	1,400	4,900
Cash, FDIC Insured Amount	$ 250,000	$ 250,000